CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net income	¥ 648,957	¥ 418,130	¥ 1,046,650
Unrealized net gains (losses) on available-for-sale securities, net of tax (Notes 4 and 20):
Unrealized holding gains (losses)	78,037	(189,526)	604,156
Less: reclassification adjustments for losses (gains) included in net income(Note below)	27,248	(48,036)	(82,791)
Total	105,285	(237,562)	521,365
Foreign currency translation adjustments, net of tax:
Foreign currency translation adjustments	(9,740)	(20,257)	17,269
Less: reclassification adjustments for losses (gains) included in net income	1,926	2,860
Total	(7,814)	(17,397)	17,269
Pension liability adjustments, net of tax (Notes 20 and 21):
Unrealized gains (losses)	23,395	(87,891)	187,485
Less: reclassification adjustments for losses (gains) included in net income	16,292	9,079	22,691
Total	39,687	(78,812)	210,176
Total other comprehensive income (loss), net of tax	137,158	(333,771)	748,810
Total comprehensive income	786,115	84,359	1,795,460
Less: Total comprehensive income (loss) attributable to noncontrolling interests	(10,570)	(3,723)	68,952
Total comprehensive income attributable to MHFG shareholders	¥ 796,685	¥ 88,082	¥ 1,726,508